Exceptional items	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Exceptional items	Exceptional items
Exceptional items are made up as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
Business transformation program (1)	53.2	68.0	68.4
Organizational streamlining program (2)	21.9	—	—
Supply chain network optimization (3)	3.1	—	—
Settlement of legacy matters (4)	0.2	1.5	(0.8)
Fortenova Acquisition integration costs (5)	—	—	4.3
Information Technology transformation program (6)	—	—	0.6
Total exceptional items	78.4	69.5	72.5
We do not consider these items to be indicative of our ongoing operating performance, allowing investors and management to assess operating performance on a consistent basis.
(1)Business transformation program
In 2020, the Company launched a multi-year, enterprise-wide transformation and optimization program. The program aims to transform data, processes and systems to enable better decision making and analytical capability, building a platform and organization to support future growth and provide better value for shareholders. The program includes the implementation of a new ERP system in some countries.
In February 2026, management realigned the program to focus on data and process transformation. There are currently no plans to roll out the new ERP system to more countries. The project is expected to extend beyond 2027.
The expense in 2025 includes €9.5 million for the derecognition of ERP development costs. Other expenses incurred to date consist of restructuring, severance and transformational project costs, including business technology transformation initiative costs and related professional fees.
(2)Organizational streamlining program

In 2025, the Company executed an enterprise-wide restructuring program relating to non-factory operations. The program aims to significantly reduce operational expense through an optimization of the organizational structure. The expense includes CEO transition costs of €1.9 million. Expenses consist primarily of severance costs. The program is expected to be completed in 2026.
(3)Supply chain network optimization
In 2025, the Company initiated a supply chain network optimization program which aims to enhance operational efficiency. The program is expected to incur restructuring costs, including accelerated depreciation of assets and severance costs. Under this program, the Company commenced its plan to close operations at a factory in Sweden. In addition to the exceptional expense recorded above, the useful lives of certain fixed assets have been reassessed and incremental depreciation of €9.9 million has been recognized in cost of sales. The project is expected to run until 2027.
(4)Settlement of legacy matters

A net expense of €0.2 million has been recognized associated with the release of acquired provisions relating to periods prior to acquisition by the Company and other gains or charges associated with items that were originally recognized as exceptional (year ended December 31, 2024: net expense of €1.5 million, year ended December 31, 2023: net income of €0.8 million).
(5)Fortenova Acquisition integration costs
The Company completed the acquisition of the Fortenova Group’s Frozen Food Business Group on September 30, 2021, following which the Company began an integration project which was completed in 2023. Integration expenses incurred relate to external consultancy costs, organizational structure alignment to Nomad design, systems configuration and roll-out of our controls environment to the acquired business.
(6)Information Technology transformation program
In 2021, the Company launched a program to transform the Information Technology (“IT”) operating model, specifically to modernize the end-to-end technology estate to support current and future complex and evolving business needs driven by acquisitions and organic growth. Among the many changes made, the program moved our operating model to a cloud-hosted solution, which better deploys new services to the business and end user, including application management, supporting a diverse workforce across multiple locations and languages, as well as deploying artificial Intelligence assisted tools. Other key components of the program included the Company’s cyber security services to adapt to rapidly changing threats and a change of IT service partners to enable one-off renovation and uplift of capabilities across the business. The program was completed in 2023.
Tax impact of exceptional items
The tax impact of the exceptional items amounts to a credit of €18.7 million in the year ended December 31, 2025 (year ended December 31, 2024: €17.1 million, year ended December 31, 2023: €17.3 million).
Cash flow impact of exceptional items
Included in the Consolidated Statements of Cash Flows for the year ended December 31, 2025 is €70.3 million of cash outflows (year ended December 31, 2024: net cash outflows of €67.7 million, year ended December 31, 2023: cash outflows of €67.6 million) relating to exceptional items. This includes cash flows related to the above items as well as cash payments for the settlement of provisions brought forward from previous accounting periods.